Intangible Assets, Net - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Amortization expense			$ 4,687	$ 4,188	$ 5,644	$ 4,999
Identifiable Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 600	$ 500	$ 2,000	$ 1,500	$ 2,000	$ 1,600